Bank loans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Bank Loans [Abstract]
Disclosure of detailed information about borrowings [text block]
The movement is presented below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	96,215	55,000	285,302

New loans	95,000	341,215	200,500
Disbursements	(95,000)	(300,000)	(442,957)
Sale of subsidiary	(1,215)	-	-
Exchange difference	-	-	12,155

Final balance	95,000	96,215	55,000